Consolidated Statements of Changes in Partners' Capital (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Limited Partners Common
Distributions declared and paid (adjusted for the March 2019 Reverse Split)	$ 1.26	$ 2.24	$ 2.24
Limited Partners Preferred
Distributions declared and paid (adjusted for the March 2019 Reverse Split)	$ 0.42	$ 0.86	$ 0.86